Investments (excluding Consolidated Investment Entities) - Impaired Loans (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Impaired loans with allowances for losses	$ 0	$ 0
Impaired loans without valuation allowances	94.3	16.8
Subtotal	94.3	16.8
Less: Allowances for losses on impaired loans	0	0
Impaired loans, net	94.3	16.8
Unpaid principal balance of impaired loans	$ 96.7	$ 31.9